Fair value of financial instruments	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Financial Instruments Disclosure [Abstract]
Fair value of financial instruments
23.	Fair value of financial instruments

The Bank determines the fair value of its financial instruments using the fair value hierarchy established in ASC Topic 820 - Fair Value Measurements and Disclosure, which requires the Bank to maximize the use of observable inputs (those that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market information obtained from sources independent of the reporting entity) and to minimize the use of unobservable inputs (those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances) when measuring fair value. Fair value is used on a recurring basis to measure assets and liabilities in which fair value is the primary basis of accounting. Additionally, fair value is used on a non-recurring basis to evaluate assets and liabilities for impairment or for disclosure purposes. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Bank uses some valuation techniques and assumptions when estimating fair value. The Bank applied the following fair value hierarchy:

Level 1 – Assets or liabilities for which an identical instrument is traded in an active market, such as publicly-traded instruments or futures contracts.

Level 2 – Assets or liabilities valued based on observable market data for similar instruments, quoted prices in markets that are not active; or other observable inputs that can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 – Assets or liabilities for which significant valuation assumptions are not readily observable in the market; instruments measured based on the best available information, which might include some internally-developed data, and considers risk premiums that a market participant would require.

When determining the fair value measurements for assets and liabilities that are required or permitted to be recorded at fair value, the Bank considers the principal or most advantageous market in which it would transact and considers the assumptions that market participants would use when pricing the asset or liability. When possible, the Bank uses active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Bank uses observable market information for similar assets and liabilities. However, certain assets and liabilities are not actively traded in observable markets and the Bank must use alternative valuation techniques to determine the fair value measurement. The frequency of transactions, the size of the bid-ask spread and the size of the investment are factors considered in determining the liquidity of markets and the relevance of observed prices in those markets.

When there has been a significant decrease in the volume or level of activity for a financial asset or liability, the Bank uses the present value technique which considers market information to determine a representative fair value in usual market conditions.

A description of the valuation methodologies used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such assets and liabilities under the fair value hierarchy is presented below:

Trading assets and liabilities and securities available-for-sale

Trading assets and liabilities are carried at fair value, which is based upon quoted prices when available, or if quoted market prices are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

Securities available for sale are carried at fair value, based on quoted market prices when available, or if quoted market prices are not available, based on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

When quoted prices are available in an active market, available-for-sale securities and trading assets and liabilities are classified in level 1 of the fair value hierarchy. If quoted market prices are not available or they are available in markets that are not active, then fair values are estimated based upon quoted prices of similar instruments, or where these are not available, by using internal valuation techniques, principally discounted cash flows models. Such securities are classified within level 2 of the fair value hierarchy.

Investment fund

The Fund invests in trading assets and liabilities that are carried at fair value, which is based upon quoted market prices when available. For financial instruments for which quoted prices are not available, the Fund uses independent valuations from pricing providers that use their own proprietary valuation models that take into consideration discounted expected cash flows, using market rates commensurate with the credit quality and maturity of the security. These prices are compared to independent valuations from counterparties.

The Fund is not traded in an active market and, therefore, representative market quotes are not readily available. Its fair value is adjusted on a monthly basis based on its financial results, its operating performance, its liquidity and the fair value of its long and short investment portfolio that are quoted and traded in active markets. Such investment is classified within level 2 of the fair value hierarchy.

Derivative financial instruments

The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. Exchange-traded derivatives that are valued using quoted prices are classified within level 1 of the fair value hierarchy.

For those derivative contracts without quoted market prices, fair value is based on internal valuation techniques using inputs that are readily observable and that can be validated by information available in the market. The principal technique used to value these instruments is the discounted cash flows model and the key inputs considered in this technique include interest rate yield curves and foreign exchange rates. These derivatives are classified within level 2 of the fair value hierarchy.

The fair value adjustments applied by the Bank to its derivative carrying values include credit valuation adjustments (“CVA”), which are applied to over-the-counter derivative instruments, in which the base valuation generally discounts expected cash flows using the London Interbank Offered Rate (“LIBOR”) interest rate curves. Because not all counterparties have the same credit risk as that implied by the relevant LIBOR curve, a CVA is necessary to incorporate the market view of both, counterparty credit risk and the Bank’s own credit risk, in the valuation.

Own-credit and counterparty CVA is determined using a fair value curve consistent with the Bank’s or counterparty credit rating. The CVA is designed to incorporate a market view of the credit risk inherent in the derivative portfolio. However, most of the Bank’s derivative instruments are negotiated bilateral contracts and are not commonly transferred to third parties. Derivative instruments are normally settled contractually, or if terminated early, are terminated at a value negotiated bilaterally between the counterparties. Therefore, the CVA (both counterparty and own-credit) may not be realized upon a settlement or termination in the normal course of business. In addition, all or a portion of the CVA may be reversed or otherwise adjusted in future periods in the event of changes in the credit risk of the Bank or its counterparties or due to the anticipated termination of the transactions.

Transfer of financial assets

Gains or losses on sale of loans depend in part on the carrying amount of the financial assets involved in the transfer, and its fair value at the date of transfer. The fair value of instruments is determined based upon quoted market prices when available, or are based on the present value of future expected cash flows using information related to credit losses, prepayment speeds, forward yield curves, and discounted rates commensurate with the risk involved.

Financial instruments measured at fair value on a recurring basis by caption on the consolidated balance sheets using the fair value hierarchy are described below:

	2012
(In thousands of US$)	Quoted market prices in an active market (Level 1)	Internally developed models with significant observable market information (Level 2)	Internally developed models with significant unobservable market information (Level 3)	Total carrying value in the consolidated balance sheets
Assets
Trading assets
Sovereign bonds	5,146	-	-	5,146
Interest rate swap	49	-	-	49
Forward foreign exchange	-	50	-	50
Future contracts	20	-	-	20
Total trading assets	5,215	50	-	5,265

Securities available-for-sale
Corporate debt	17,386	-	-	17,386
Sovereign debt	165,355	276	-	165,631
Total securities available-for-sale	182,741	276	-	183,017
Investment fund	-	105,888	-	105,888
Derivative financial instruments used for hedging - receivable
Interest rate swaps	-	8,319	-	8,319
Cross-currency interest rate swaps	-	10,858	-	10,858
Forward foreign exchange	-	62	-	62
Total derivative financial instruments used for hedging - receivable	-	19,239	-	19,239
Total assets at fair value	187,956	125,453	-	313,409
Liabilities
Trading liabilities
Interest rate swaps	-	100	-	100
Cross-currency interest rate swaps	-	32,182	-	32,182
Forward foreign exchange	-	22	-	22
Total trading liabilities	-	32,304	-	32,304

Derivative financial instruments used for hedging – payable
Interest rate swaps	-	6,600	-	6,600
Cross-currency interest rate swaps	-	4,688	-	4,688
Forward foreign exchange	-	459	-	459
Total derivative financial instruments used for hedging - payable	-	11,747	-	11,747
Total liabilities at fair value	-	44,051	-	44,051

	2011
(In thousands of US$)	Quoted market prices in an active market (Level 1)	Internally developed models with significant observable market information (Level 2)	Internally developed models with significant unobservable market information (Level 3)	Total carrying value in the consolidated balance sheets
Assets
Trading assets
Sovereign bonds	20,415	-	-	20,415
Cross-currency interest rate swaps	-	21	-	21
Total trading assets	20,415	21	-	20,436
Securities available-for-sale
Corporate debt	87,198	-	-	87,198
Sovereign debt	328,544	558	-	329,102
Total securities available-for-sale	415,742	558	-	416,300
Investment fund	-	120,425	-	120,425
Derivative financial instruments - receivable
Interest rate swaps	-	16	-	16
Cross-currency interest rate swaps	-	3,605	-	3,605
Forward foreign exchange	-	538	-	538
Total derivative financial instruments - receivable	-	4,159	-	4,159
Total assets at fair value	436,157	125,163	-	561,320

Liabilities
Trading liabilities
Interest rate swaps	-	748	-	748
Cross-currency interest rate swaps	-	4,836	-	4,836
Total trading liabilities	-	5,584	-	5,584
Derivative financial instruments – payable
Interest rate swaps	-	10,829	-	10,829
Cross-currency interest rate swaps	-	40,574	-	40,574
Forward foreign exchange	-	2,339	-	2,339
Total derivative financial instruments – payable	-	53,742	-	53,742
Total liabilities at fair value	-	59,326	-	59,326

ASC Topic 825 - Financial Instruments requires disclosure of fair value of financial instruments including those assets and liabilities for which the Bank did not elect the fair value option. Bank’s management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are limitations in any estimation technique. The estimated fair value amounts have been measured as of their respective year-ends, and have not been re-expressed or updated subsequent to the dates of these consolidated financial statements. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.

The following information should not be interpreted as an estimate of the fair value of the Bank. Fair value calculations are only provided for a limited portion of the Bank’s financial assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparison of fair value information of the Bank and other companies may not be meaningful for comparative analysis.

The following methods and assumptions were used by the Bank’s management in estimating the fair values of financial instruments whose fair value are not measured on a recurring basis:

Financial instruments with carrying value that approximates fair value

The carrying value of certain financial assets, including cash and due from banks, interest-bearing deposits in banks, customers’ liabilities under acceptances, accrued interest receivable and certain financial liabilities including customer’s demand and time deposits, securities sold under repurchase agreements, accrued interest payable, and acceptances outstanding, as a result of their short-term nature, are considered to approximate fair value.

Securities held-to-maturity

The fair value has been based upon current market quotations, where available. If quoted market prices are not available, fair value has been estimated based upon quoted price of similar instruments, or where these are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

Loans

The fair value of the loan portfolio, including impaired loans, is estimated by discounting future cash flows using the current rates at which loans would be made to borrowers with similar credit ratings and for the same remaining maturities, considering the contractual terms in effect as of December 31 of the relevant period.

Borrowings and short and long-term debt

The fair value of short-term and long-term debt and borrowings is estimated using discounted cash flow analysis based on the current incremental borrowing rates for similar types of borrowing arrangements, taking into account the changes in the Bank’s credit margin.

Commitments to extend credit, stand-by letters of credit, and financial guarantees written

The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements which consider the counterparty risks; which fair value is calculated based on the present value of the premium to be received or a specific allowance for off-balance sheet credit contingencies, whichever is greater.

The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

(In thousands of US$)	December 31, 2012
	Carrying Value	Fair Value	Quoted market prices in an active market (Level 1)	Internally developed models with significant observable market information (Level 2)	Internally developed models with significant unobservable market information (Level 3)
Financial assets:
Instruments with carrying value that approximates fair value	746,006	746,006	-	746,006	-
Securities held-to-maturity	34,113	34,149	19,444	14,705	-
Loans, net of allowance (1)	5,635,480	5,784,172	-	5,784,172	-
					-
Financial liabilities:
Instruments with carrying value that approximates fair value	2,494,734	2,494,824	-	2,494,824	-
Short-term borrowings	1,449,023	1,453,159	-	1,453,159	-
Borrowings and long-term debt	1,905,540	1,922,544	-	1,922,544	-
Commitments to extend credit, standby letters of credit, and financial guarantees written	5,781	4,841	-	4,841	-

(1) The carrying value of loans is net of the Allowance for loan losses of $73.0 million for December 31, 2012.

(In thousands of US$)	December 31, 2011
	Carrying Value	Fair Value
Financial assets:
Instruments with carrying value that approximates fair value	882,762	882,762
Securities held-to-maturity	26,536	26,637
Loans, net of allowance (1)	4,864,329	4,913,473

Financial liabilities:
Instruments with carrying value that approximates fair value	2,693,408	2,692,832
Short-term borrowings	1,323,466	1,319,350
Borrowings and long-term debt	1,487,548	1,441,919
Commitments to extend credit, standby letters of credit, and financial guarantees written	10,497	9,807

(1) The carrying value of loans is net of the Allowance for loan losses of $88.5 million for December 31, 2011.